TAXES ON INCOME (Schedule of Deferred Tax Liabilities and Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Deferred taxes:
Carryforward losses	$ 12,859	$ 12,899
Research and development expenses	547	712
Accrued severance pay	46	52
Accrued vacation pay	28	33
Deferred tax assets before valuation allowance	13,480	13,696
Deferred tax liability :
Intangible assets	(1,377)	(1,922)
Deferred revenues	(62)	(46)
Deferred tax liabilities before valuation allowance	(1,439)	(1,968)
Net deferred tax assets before valuation allowance	12,041	11,728
Valuation allowance	(12,041)	(11,728)
Net deferred tax assets